Related Party Transactions (Details Textual) (USD $)	1 Months Ended			3 Months Ended			6 Months Ended		12 Months Ended					6 Months Ended
	Jan. 31, 2011	Jun. 30, 2010	Apr. 30, 2008	Jun. 30, 2012	Mar. 31, 2012	Mar. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010	Jun. 25, 2010	Jun. 30, 2012 Dr. Ruggero Santilli [Member]	Jun. 30, 2012 Luisa Ingargiola [Member]	Jun. 30, 2012 Chief Executive Officer [Member]	Jun. 30, 2012 President [Member]	Dec. 31, 2009 Intellectual property rights [Member]	Dec. 28, 2009 Intellectual property rights [Member]
Related Party Transactions (Textual)
Period of consulting agreement														5 years
Issuance of common stock				17,718,569			17,718,569		15,438,930			12,344,521		10,000				3,000,000	3,000,000
Monthly payment made to Dr. Santilli														$ 5,000
Monthly accrued salary of Dr. Santilli														15,000
Option vesting per quarter														37,500	25,000	37,500	37,500
Options exercise price				$ 2.10			$ 1.50		$ 4.00					$ 1.50	$ 1.50	$ 1.50	$ 1.50
Payable days of written demand								30 days
Simple interest rate on written demand				4.00%			4.00%
Promissory notes aggregate amount							257,200
Accrued interest				9,771			9,771
Advance initial deposit for services											10,000
Related party transaction monthly lease payments			2,500
Related party transaction occupy leased (Square feet)			3,000
Area of building (Square foot)			6,000
Expended area to occupy leased (Square feet)	5,000
Increased amount of rent per month	4,000
Value of refinery				210,000			210,000
Monthly rental agreement							1,870
Fair market value of intellectual property right and U.S. patents				627,000			627,000
Note issued in exchange for assets								0	210,500
Promissory note payment date							Apr. 30, 2012
Percentage of ownership acquired							20.00%
Common stock issue, value for acquiring ownership		23,750
Common stock issue, shares for acquiring ownership		25,000
Common stock , price per share													$ 0.95
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value				$ 3,921,900	$ 19,300		$ 3,921,900
Volatility rate					31.60%		31.60%
Expected life of options					1 year 6 months	5 years	2 years 6 months		3 years	3 years
Forfeiture rate					0.00%		0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate					1.80%		0.39%